UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2, Omaha,   NE

 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

             450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

5/31

Date of reporting period:  8/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS
August 31, 2012 (Unaudited)
Shares		Value
	COMMON STOCK - 82.3%
	AEROSPACE/DEFENSE - 3.5%
500	Lockheed Martin Corp.	$ 45,570
800	Raytheon Co.	45,216
		90,786
	AGRICULTURE - 5.4%
1,400	Altria Group, Inc.	47,544
450	British American Tobacco PLC	47,133
500	Philip Morris International, Inc.	44,650
		139,327
	BANKS - 3.0%
1,000	Australia & New Zealand Banking Group Ltd.	25,654
1,000	National Australia Bank Ltd.	26,057
1,000	Westpac Banking Corp.	25,602
		77,313
	COMMERCIAL SERVICES - 4.3%
3,100	Convergys Corp.	48,081
150	MasterCard, Inc. - Cl. A	63,435
		111,516
	DIVERSIFIED FINANCIAL SERVICES - 3.9%
2,000	SeaCube Container Leasing Ltd.	38,200
500	Visa, Inc. - Cl. A	64,125
		102,325
	ELECTRIC - 5.9%
800	Duke Energy Corp.	51,824
2,000	GDF Suez	49,360
15,000	Terna Rete Elettrica Nazionale SpA	52,235
		153,419
	GAS - 5.4%
4,000	Gas Natural SDG SA	49,454
4,000	National Grid PLC	43,421
11,000	Snam SpA	46,377
		139,252
	INSURANCE - 0.5%
1,000	Gjensidige Forsikring ASA	12,851

	MEDIA - 2.1%
3,600	Cablevision Systems Corp.	53,820

	MISCELLANEOUS MANUFACTURING - 1.7%
2,100	General Electric Co.	43,491

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2012 (Unaudited)
Shares		Value
	OIL & GAS - 4.1%
2,000	Eni SpA	$ 44,431
1,500	Seadrill Ltd.	61,830
		106,261
	OIL & GAS SERVICES - 0.7%
2,400	ProSafe SE	18,356

	PHARMACEUTICALS - 4.9%
1,000	AstraZeneca PLC	46,790
800	GlaxoSmithKline PLC	36,392
1,900	Pfizer, Inc.	45,334
		128,516
	REITS - 9.3%
2,500	Annaly Capital Management, Inc.	43,275
2,500	Ashford Hospitality Trust, Inc.	20,700
5,000	British Land Co. PLC	42,842
2,300	Colony Financial, Inc.	44,183
1,400	Hatteras Financial Corp.	40,586
2,100	Omega Healthcare Investors, Inc.	50,442
		242,028
	SAVINGS & LOANS - 1.4%
2,700	New York Community Bancorp, Inc.	35,802

	SEMICONDUCTORS - 5.6%
1,300	Analog Devices, Inc.	51,662
1,800	Intel Corp.	44,694
1,400	Microchip Technology, Inc.	48,650
		145,006
	TELECOMMUNICATIONS - 14.0%
1,200	AT&T, Inc.	43,968
1,000	BCE, Inc.	44,490
1,100	CenturyLink, Inc.	46,486
4,500	Deutsche Telekom AG	53,814
2,000	Elisa Oyj	42,388
5,000	Telstra Corp. Ltd.	19,897
1,100	Verizon Communications, Inc.	47,234
1,500	Vodafone Group PLC	43,380
2,300	Windstream Corp.	22,701
		364,358
	TRANSPORTATION - 2.8%
1,900	Golar LNG Ltd.	74,328

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2012 (Unaudited)
Shares		Value
	WATER - 3.8%
2,200	Suez Environment Co.	$ 24,714
4,000	United Utilities Group PLC	45,042
2,700	Veolia Environment SA	28,649
		98,405

	TOTAL COMMON STOCK (Cost - $2,079,510)	2,137,160

	PREFERRED STOCK - 8.5%
	BANKS - 2.1%
700	Bank of America Corp. *	17,192
700	First Republic Bank/CA	18,375
700	PNC Financial Services Group, Inc.	19,383
		54,950
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
700	Charles Schwab Corp. *	18,214
1,400	Morgan Stanley Capital Trust III	34,678
		52,892
	ELECTRIC - 0.7%
700	SCE Trust I *	18,725

	HAND/MACHINE TOOLS - 1.0%
1,000	Stanley Black & Decker, Inc. *	26,210

	REITS - 0.7%
700	DDR Corp. *	17,304

	TELECOMMUNICATIONS - 2.0%
700	Qwest Corp. *	18,676
1,200	Qwest Corp. *	32,004
		50,680

	TOTAL PREFERRED STOCK (Cost - $215,944)	220,761
Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2012 (Unaudited)
Contracts		Value
	PURCHASED PUT OPTIONS - 3.1%
14	Altria Group, Inc. *	$ 2,842
	Expiration December 2012, Exercise Price $35.00
13	Analog Devices, Inc. *	1,105
	Expiration September 2012, Exercise Price $40.00
22	Annaly Mortgage Management *	220
	Expiration September 2012, Exercise Price $17.00
22	Ashford Hospitality Trust *	660
	Expiration December 2012, Exercise Price $7.50
10	AstraZeneca PLC *	1,450
	Expiration January 2013, Exercise Price $45.00
12	AT&T, Inc. *	1,488
	Expiration October 2012, Exercise Price $37.00
10	BCE, Inc. *	2,350
	Expiration December 2012, Exercise Price $45.00
2	British America Tobacco ADR *	780
	Expiration December 2012, Exercise Price $105.00
2	British America Tobacco ADR *	230
	Expiration December 2012, Exercise Price $95.00
5	British Land Company plc *	1,171
	Expiration December 2012, Exercise Price $520.00
36	Cablevision Systems Corp. *	4,680
	Expiration January 2013, Exercise Price $15.00
11	CenturyLink, Inc. *	2,090
	Expiration October 2012, Exercise Price $43.00
23	Colony Financial, Inc. *	920
	Expiration December 2012, Exercise Price $17.50
30	Convergys Corporation *	2,100
	Expiration January 2013, Exercise Price $15.00
45	Deutsche Telekom AG *	1,816
	Expiration December 2012, Exercise Price $9.00
8	Duke Energy Corporation *	2,360
	Expiration January 2013, Exercise Price $65.00
4	Elisa Oyj *	106
	Expiration December 2012, Exercise Price $15.00
4	Eni SPA *	1,529
	Expiration December 2012, Exercise Price $16.00
20	GDF Suez *	3,127
	Expiration December 2012, Exercise Price $19.00
21	General Electric Company *	1,134
	Expiration December 2012, Exercise Price $19.00
8	Glaxosmithkline PLC ADR *	1,480
	Expiration January 2013, Exercise Price $44.84
Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2012 (Unaudited)
Contracts		Value
	PURCHASED PUT OPTIONS - 3.1% (Cont.)
19	Golar LNG Ltd. *	$ 3,610
	Expiration December 2012, Exercise Price $35.00
2	Golar LNG Ltd. *	820
	Expiration December 2012, Exercise Price $40.00
11	Hatteras Financial Corp. *	1,430
	Expiration January 2013, Exercise Price $28.00
18	Intel Corporation *	3,222
	Expiration January 2013, Exercise Price $25.00
20	iShares MSCI Australia Index Fund *	3,100
	Expiration January 2013, Exercise Price $23.00
10	iShares MSCI Spain Index Fund *	1,650
	Expiration January 2013, Exercise Price $22.00
10	iShares MSCI Spain Index Fund *	2,020
	Expiration January 2013, Exercise Price $23.00
5	Lockheed Martin Corporation *	575
	Expiration December 2012, Exercise Price $80.00
2	MasterCard, Inc. Cl. A *	5,180
	Expiration January 2013, Exercise Price $420.00
14	Microchip Technology, Inc. *	1,610
	Expiration October 2012, Exercise Price $35.00
1	National Grid PLC *	75
	Expiration December 2012, Exercise Price $600.00
3	National Grid PLC *	595
	Expiration December 2012, Exercise Price $640.00
25	New York Community Bancorp *	500
	Expiration October 2012, Exercise Price $13.00
21	Omega Healthcare Investors *	1,050
	Expiration December 2012, Exercise Price $22.50
14	Pfizer Incorporated *	658
	Expiration December 2012, Exercise Price $22.00
5	Pfizer Incorporated *	375
	Expiration December 2012, Exercise Price $23.00
5	Philip Morris International *	1,525
	Expiration December 2012, Exercise Price $87.50
6	Raytheon Company *	444
	Expiration November 2012, Exercise Price $52.50
2	Raytheon Company *	282
	Expiration November 2012, Exercise Price $55.00
20	Seacube Container Leasing *	1,600
	Expiration February 2013, Exercise Price $17.50
15	Seadrill Ltd. *	825
	Expiration October 2012, Exercise Price $37.85
Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2012 (Unaudited)
Contracts		Value
	PURCHASED PUT OPTIONS - 3.1% (Cont.)
5	Snam Rete Gas SpA *	$ 821
	Expiration December 2012, Exercise Price $3.20
6	Snam Rete Gas SpA *	1,331
	Expiration December 2012, Exercise Price $3.30
5	Suez Environment Co. *	284
	Expiration December 2012, Exercise Price $8.40
10	Suez Environment Co. *	769
	Expiration December 2012, Exercise Price $8.80
7	Suez Environment Co. *	697
	Expiration December 2012, Exercise Price $9.20
1	Terna Spa *	587
	Expiration December 2012, Exercise Price $2.60
1	Terna Spa *	845
	Expiration December 2012, Exercise Price $2.70
1	Terna Spa *	1,183
	Expiration December 2012, Exercise Price $2.80
4	United Utilities Group PLC *	921
	Expiration December 2012, Exercise Price $640.00
7	Veolia Environment *	1,271
	Expiration December 2012, Exercise Price $9.60
10	Veolia Environment *	1,135
	Expiration December 2012, Exercise Price $8.80
10	Veolia Environment *	1,450
	Expiration December 2012, Exercise Price $9.20
11	Verizon Communications, Inc. *	1,441
	Expiration October 2012, Exercise Price $43.00
5	Visa Inc. *	2,000
	Expiration December 2012, Exercise Price $120.00
15	Vodafone Group PLC *	1,125
	Expiration October 2012, Exercise Price $29.00
23	Windstream Corp. *	506
	Expiration November 2012, Exercise Price $9.00
	TOTAL PURCHASED PUT OPTIONS (Premium Paid - $109,112)	81,150
Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2012 (Unaudited)
Shares		Value
	SHORT-TERM INVESTMENTS - 6.0%
	MONEY MARKET FUND - 6.0%
155,221	HighMark U.S. Government Money Market Fund, to yield 0.00% (Cost - $155,221) **	$ 155,221

	TOTAL INVESTMENTS - 99.9% (Cost - $2,559,787) (a)	$ 2,594,292
	OTHER ASSETS LESS LIABILITIES - 0.1%	2,753
	NET ASSETS - 100.0%	$ 2,597,045

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 73,763
	Unrealized depreciation:	(39,258)
	Net unrealized appreciation:	$ 34,505

*	Non-income producing security.
**	Money Market Fund; Interest rate reflects seven-day effective yield on August 31, 2012.

	OPTIONS WRITTEN
	August 31, 2012 (Unaudited)
Contracts		Value
	WRITTEN CALL OPTIONS
12	Altria Group, Inc. *	$ 84
	Expiration December 2012, Exercise Price $38.00
12	Analog Devices, Inc. *	240
	Expiration September 2012, Exercise Price $41.00
3	Annaly Mortgage Management *	111
	Expiration October 2012, Exercise Price $17.00
10	AstraZeneca PLC *	710
	Expiration January 2013, Exercise Price $50.00
12	AT&T, Inc. *	2,400
	Expiration October 2012, Exercise Price $35.00
6	BCE, Inc. *	660
	Expiration December 2012, Exercise Price $45.00
2	British America Tobacco ADR *	300
	Expiration December 2012, Exercise Price $110.00
25	Cablevision Systems Corp. *	1,000
	Expiration January 2013, Exercise Price $17.00
11	CenturyLink, Inc. *	110
	Expiration October 2012, Exercise Price $44.00
10	Convergys Corporation *	200
	Expiration January 2013, Exercise Price $17.50
40	Deutsche Telekom AG *	2,572
	Expiration December 2012, Exercise Price $9.50
Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2012 (Unaudited)
Contracts		Value
	WRITTEN CALL OPTIONS (Cont.)
4	Elisa Oyj *	$ 151
	Expiration December 2012, Exercise Price $18.00
2	Eni SPA *	573
	Expiration December 2012, Exercise Price $18.50
4	GDF Suez *	530
	Expiration December 2012, Exercise Price $19.00
14	General Electric Company *	1,008
	Expiration December 2012, Exercise Price $21.00
4	Glaxosmithkline PLC ADR *	220
	Expiration November 2012, Exercise Price $47.00
13	Golar LNG Ltd. *	1,365
	Expiration December 2012, Exercise Price $45.00
9	Hatteras Financial Corp. *	90
	Expiration January 2013, Exercise Price $30.00
2	Intel Corporation *	4
	Expiration October 2012, Exercise Price $30.00
5	Lockheed Martin Corporation *	1,375
	Expiration December 2012, Exercise Price $92.50
1	MasterCard, Inc. Cl. A *	930
	Expiration January 2013, Exercise Price $470.00
9	Microchip Technology, Inc. *	1,260
	Expiration October 2012, Exercise Price $34.00
2	National Grid PLC *	262
	Expiration December 2012, Exercise Price $720.00
27	New York Community Bancorp *	1,350
	Expiration October 2012, Exercise Price $13.00
18	Omega Healthcare Investors *	810
	Expiration December 2012, Exercise Price $25.00
16	Pfizer Incorporated *	688
	Expiration December 2012, Exercise Price $25.00
3	Philip Morris International *	474
	Expiration December 2012, Exercise Price $95.00
4	Raytheon Company *	456
	Expiration November 2012, Exercise Price $57.50
20	Seacube Container Leasing *	1,300
	Expiration February 2013, Exercise Price $20.00
15	Seadrill Ltd. *	1,650
	Expiration October 2012, Exercise Price $40.85
6	Snam Rete Gas SpA *	147
	Expiration December 2012, Exercise Price $3.70
1	Terna Spa *	182
	Expiration December 2012, Exercise Price $3.00
Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2012 (Unaudited)
Contracts		Value
	WRITTEN CALL OPTIONS (Cont.)
1	United Utilities Group PLC *	$ 540
	Expiration December 2012, Exercise Price $720.00
7	Veolia Environement *	9
	Expiration December 2012, Exercise Price $13.00
11	Verizon Communications, Inc. *	1,661
	Expiration October 2012, Exercise Price $42.00
4	Visa, Inc. *	2,440
	Expiration December 2012, Exercise Price $130.00
10	Vodafone Group PLC (New) *	300
	Expiration October 2012, Exercise Price $30.00
11	Windstream Corp. *	44
	Expiration November 2012, Exercise Price $11.00
	TOTAL CALL OPTIONS WRITTEN (Premium Received $31,456)	28,206

*	Non-income producing security.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2012 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of August 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2012 (Unaudited)

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,137,160	$ -	$ -	$ 2,137,160
Preferred Stock	220,761	-	-	220,761
Purchased Put Options	81,150	-	-	81,150
Money Market Funds	155,221	-	-	155,221
Total	$ 2,594,292	$ -	$ -	$ 2,594,292

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 28,206	$ -	$ -	$ 28,206
Total	$ 28,206	$ -	$ -	$ 28,206

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Fund's policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Options Transactions – The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. Transactions using options (other than options that the Fund has purchased) expose the Fund to an obligation to another party.  The Fund will not enter into any such transactions unless it owns either (i) an offsetting ("covered") position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above.  When a fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Crow Point Hedged Global Equity Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
August 31, 2012 (Unaudited)

Foreign Securities – The Fund may invest in foreign securities.  Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies.  There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies.  There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States.   Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government.  There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries.  Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.
To the extent the Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements).  Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Real Estate Investment Trusts ("REITs") – The Fund may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.
Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills and on cash flows, are not diversified, and are subject to default by borrowers and self-liquidation.  REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/24/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    10/24/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/24/12